Other Liabilities, Provisions, Contingencies and Commitments - Changes in Balance of Provisions Recorded (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Balance at beginning of the period	$ 8,854
Reversal of indemnifiable items	(1,177)
Balance at end of the period	6,303	$ 8,854
Spaipa SA Industria Brasileira de Bebidas [Member]
Disclosure of financial liabilities [line items]
Reversal of indemnifiable items	(899)
Indirect taxes [member]
Disclosure of financial liabilities [line items]
Balance at beginning of the period	5,062	5,421	$ 6,836
Penalties and other charges		1	123
New contingencies	489	486	178
Contingencies added in business combination			104
Cancellation and expiration	(153)	(247)	106
Payments	(218)	(174)	(112)
Effects of changes in foreign exchange rates	(850)	(425)	(951)
Effects due to derecognition of Philippines			(863)
Balance at end of the period	3,153	5,062	5,421
Labor [member]
Disclosure of financial liabilities [line items]
Balance at beginning of the period	2,455	2,601	2,723
Penalties and other charges	233	293	310
New contingencies	249	521	330
Contingencies added in business combination		44	289
Cancellation and expiration	(61)	(283)	(133)
Payments	(592)	(500)	(193)
Effects of changes in foreign exchange rates	(427)	(221)	(725)
Balance at end of the period	1,857	2,455	2,601
Legal [member]
Disclosure of financial liabilities [line items]
Balance at beginning of the period	1,337	1,906	3,296
Penalties and other charges	8	94	86
New contingencies	362	213	72
Contingencies added in business combination		77	67
Cancellation and expiration	(141)	(542)	(146)
Payments	(111)	(318)	(251)
Effects of changes in foreign exchange rates	(162)	(93)	(335)
Effects due to derecognition of Philippines			(883)
Balance at end of the period	$ 1,293	$ 1,337	$ 1,906